Financial instruments - Fair value - Level 2 instruments, carrying values of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of liabilities [line items]
Carrying value	$ 3,805,825	$ 3,714,666
Long-term debt excluding deferred financing fees | Level 2
Disclosure of fair value measurement of liabilities [line items]
Carrying value	2,156,534	2,168,585
Fair value	$ 2,063,661	$ 1,953,932